Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 27, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee did grant stock option awards to our NEOs within the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report because the Compensation Committee typically grants equity awards on the date of the Company’s annual meeting of stockholders, and thus granted such stock options within the period four business days before the filing of the Company’s Form 8-K announcing its annual meeting results. The following information regarding such option grants is provided in accordance with SEC rules:

Name and Position	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value

Percentage Change in Closing Market Price of Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Steven C. Quay, M.D., Ph. D.	6/27/2024	1,795,100	$1.05	$1,490,639	(2.5)%
Heather Rees, CPA (inactive)	6/27/2024	577,700	$1.05	$489,237	(2.5)%

Award Timing Method	We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Steven C. Quay, M.D., Ph. D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Steven C. Quay, M.D., Ph. D.
Underlying Securities | shares		1,795,100
Exercise Price | $ / shares		$ 1.05
Fair Value as of Grant Date | $		$ 1,490,639
Underlying Security Market Price Change | Rate		(2.50%)
Heather Rees, CPA [Member]
Awards Close in Time to MNPI Disclosures
Name		Heather Rees, CPA (inactive)
Underlying Securities | shares		577,700
Exercise Price | $ / shares		$ 1.05
Fair Value as of Grant Date | $		$ 489,237
Underlying Security Market Price Change | Rate		(2.50%)